Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 73.6	$ 90.2	$ 39.9
Cash received from option exercises	$ 94.4	$ 154.6	$ 50.9
Vesting period (years)	4 years
Maximum terms of awards (years)	10 years
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 33.7
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 18 days
Fair market value on grant date	$ 21.5
Stock options
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 8.9
Unrecognized compensation cost, period of recognition, in years (years)	1 year 5 months 16 days
Fair market value on grant date	$ 7.0
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Minimum | Restricted Stock and Restricted Stock Units [Member]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years
Maximum | Restricted Stock and Restricted Stock Units [Member]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years